Consolidated Statements of Cash Flows (Parenthetical) - SGD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Cash Flows [Abstract]
Plant and equipment to inventories	$ 9.6	$ 7.9